SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of Basic and Diluted Net Loss per Ordinary Share

	Three months ended June 30, 2021	Six months ended June 30, 2021
Net loss:
Net loss	$(738,868)	$(2,619,449)
Less-income attributable to shares subject possible to redemption	(6,681)	(20,653)
Net loss attributable to non redeemable Ordinary shares- Basic and Diluted	$(745,549)	$(2,640,102)
Shares:
Basic and Diluted weighted-average number of non redeemable Ordinary shares outstanding	10,726,807	9,386,872
Net income per Ordinary share, basic and diluted	$(0.07)	$(0.28)